FORM N-SAR
	ANNUAL REPORT
	FOR REGISTERED INVESTMENT COMPANIES

Report for six-month period ending:       //      (a)

               or fiscal year ending: 12/31/10 (b)

Is this a transition report?  (Y/N)  N

Is this an amendment to a previous filing?  (Y/N)   N

Those items or sub-items with a * after the item number should be completed only if the answer has changed from the previous filing on this form.


1.	A.  Registrant Name: Variable Annuity Account Two of
	                     SunAmerica Annuity and Life Assurance Company

B.  File Number: 811-08626

C.  Telephone Number: (310) 772-6000

2.	A.  Street:  c/o SunAmerica Annuity, 1 SunAmerica Center

B.  City: Los Angeles	C.  State: CA	D.  Zip Code: 90067	Zip Ext: 6022

E.  Foreign Country:					Foreign Postal Code:

3.  Is this the first filing on this form by Registrant?  (Y/N)             N

4.  Is this the last filing on this form by Registrant?  (Y/N)              N

5.  Is Registrant a small business investment company (SBIC)?  (Y/N)        N
[If answer is ?Y? (Yes), complete only items 89 through 110.]

6.  Is Registrant a unit investment trust (UIT)? (Y/N)                      Y
[If answer is ?Y? (Yes) complete only items 111 through 132.]





For period ending   12-31-10
File number 811-08626

Unit Investment Trusts
111. A. Depositor Name: SunAmerica Annuity and Life Assurance Company
     B. File Number (if any): 033-81472
     C. City: Los Angeles  State: CA   Zip Code: 90067    Zip Ext.: 6022
        Foreign Counrty:                   Foreign Postal Code:

112. A. Sponsor Name:
     B. File Nimber (if any):
     C. City:      State:      Zip Code:          Zip Ext.:
        Foreign Country:                   Foreign Postal Code:

113. A. * Trustee Name:
     B. * City         State:      Zip Code:          Zip Ext.:
        * Foreign Country:                 Foreign Postal Code:

114. A. Principal Underwriter Name: SunAmerica Capital Services, Inc.
     B. File Number: 008-28733
     C. City: Jersey City  State: NJ   Zip Code: 07311    Zip Ext.: 4992
        Foreign Country:                   Foreign Postal Code:

115. A. Independent Public Accounts Name:  PricewaterhouseCoopers LLP
     B. City:  Los Angeles State: CA   Zip Code: 90071    Zip Ext.: 2889
        Foreign Country:                   Foreign Postal Code:

116. Family of investment companies information:
        A. Is the Registrant part of a family of investment companies? (Y/N) N
        B. Identify the family in 10 letters:  N/A

117. A. Is Registrant a separate account of an insurance company? ( Y/N) Y If answer is "Yes", are any of the following types of contracts funded by the Registrant?:
     B. Variable annuity contracts? (Y/N) Y
     C. Scheduled premium variable life contracts? (Y/N) N
     D. Flexible premium variable life contracts? Y/N) N
     E. Other types of insurance products registered under the Securities Act of 1933? (Y/N) N

118. State the number of series existing at the end of the period that had
     securities registered under the Securities Act of 1933.            1

119. State the number of new series for which registration statements under
     the Securities Act of 1933 became effective during the period.     0

For period ending   12-31-10
File number 811-08626

120. State the total value of the portfolio securities on the date of deposit
     for the new series included in item 119.                           0

121. State the number of series for which a current prospectus was in
     existence at the end of the period.                                1

122. State the number of existing series for which additional units were registered under the Securities Act of 1933 during the current period. 1

123. State the total value of the additional units considered in answering item 122 ($000's omitted) ______________________________________$5

124. State the total value of units of prior series that were placed in the portfolios of subsequent series during the current period (the value of these units is to be measured on the date they were placed in the subsequent series) ($000's omitted) ____________________________$_______

125. * State the total dollar amount of sales loads collected (before re-allowances to other brokers or dealers) by Registrant?s principal under-writer and any underwriter which is an affiliated person of the principal underwriter during the current period solely from the sale of units of all series of Registrant ($000's omitted) $ __________________

126. * Of the amount shown in item 125, state the total dollar amount of sales loads collected from secondary market operations in Registrant?s units (include the sales loads, if any, collected on units of a prior series placed in the portfolio of a subsequent series.) ($000's omitted) $

127. List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage of NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                 Number of	 Total Assets	 Total Income
				 Series	      ($000's ommitted)	 Distributions
				 Investing	      		($000's omitted)

A.  U.S. Treasury direct issue	 _______         $________	$___________

B.  U.S. Government agency	 _______	 $________	$___________

C.  State and municpal tax-free  _______	 $________	$___________

D.  Public utility debt 	 _______	 $________	$___________

E.  Brokers or dealers debt or debt of
    Brokers or dealers? parent	 _______	 $________	$___________

F.  All other corporate intermed. & long-
    term debt 			 _______	 $________	$___________

G.  All other corporate short-term
    debt      			 _______	 $________	$___________

H.  Equity securites of brokers or dealers
    or parents of brokers or
    dealers			 _______	 $________	$___________

I.  Investment company equity
    securities		         _______	 $________	$___________

J.  All other equity securities  __1___	 	 $1,557		$24

K.  Other securities	         _______	 $________	$___________

L.  Total assets of all series of
    Registrant	    		 __1___          $1,557 	$24


128. Is the timely payment of principal and interest on any of the portfolio securities held by any of Registrant?s series at the end of the current period insured or guaranteed by an entity other than the issuer? (Y/N) N

     [If answer is ?N? (No), go to item 131.]

129. * Is the issuer of any instrument covered in item 128 delinquent or in default as to payment of principal or interest at the end of the
       current period?    (Y/N)

       [If answer is ?N? (No), go to item 131.]

130. * In computations of NAV or offering price per unit, is any part of the value attributed to instruments identified in item 129 derived from insurance or guarantees? (Y/N)

131.  Total expenses incurred by all series of Registrant during the current
      reporting period ($000's omitted)                      $24

For period ending   12-31-10
File number 811-08626

132. List the ?811? (Investment Company Act of 1940) registration number for all Series of Registrant that are being included in this filing:

       811-08626  	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____

       811-_____	811-_____	811-_____	811-_____	811-_____





For period ending   12-31-10
File number 811-08626







SIGNATURE PAGE

The following form of signature shall follow items 79, 85, 104, 110 or 132 as appropriate.


This report is signed on behalf of the registrant (or depositor or trustee).

City of: Los Angeles          State of : CA          Date: 2/18/11

Name of Registrant. Depositor, or Trustee:

SunAmerica Annuity and Life Assurance Company


BY (Name and Title):				Witness (Name and Title):

/s/ Stewart Polakov	                        /s/ Mallary L. Reznik

Stewart Polakov	 				Mallary L. Reznik
Sr. Vice President & Controller			Sr. Vice President & General Counsel